SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Net interest income recognized	$ 0.2	$ 0.3
Computer equipment
Property and equipment
Estimated useful lives	3 years
Office and other equipment
Property and equipment
Estimated useful lives	6 years
Laboratory equipment
Property and equipment
Estimated useful lives	6 years